financial instruments - Fair Values Derivatives (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / $ ₱ / $ $ / €	Dec. 31, 2021 CAD ($) $ / € $ / $ ₨ / $ ₱ / $
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 83,000,000	$ 13,000,000
Current Liabilities, Fair value and carrying value	$ 18,000,000	24,000,000
Derivative assets | Cash flow hedging item (HFH)
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Hedge ratio	1.00%
Current Asset derivatives
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Current Assets, Fair value and carrying value	$ 83,000,000	$ 13,000,000
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2023	2022
Current Assets, Notional amount	$ 397,000,000	$ 301,000,000
Current Assets, Fair value and carrying value	$ 21,000,000	6,000,000
Price		$ 1.25
Rate | $ / $	1.28
Current Asset derivatives | Currency risk related to purchases | HFT | India, Rupees
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Maximum maturity date	—	2022
Current Assets, Notional amount		$ 12,000,000
Rate | ₨ / $		76
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
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Maximum maturity date	2023	—
Current Assets, Notional amount	$ 72,000,000
Current Assets, Fair value and carrying value	$ 1,000,000
Rate | ₱ / $	55
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2023	2022
Current Assets, Notional amount	$ 526,000,000	$ 664,000,000
Current Assets, Fair value and carrying value	$ 9,000,000	$ 2,000,000
Rate | $ / $	1.33	1.26
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	2025	2025
Current Assets, Notional amount	$ 31,000,000	$ 31,000,000
Current Assets, Fair value and carrying value	$ 26,000,000	$ 3,000,000
Rate | $ / €	1.09	1.09
Current Asset derivatives | Interest rate risk associated with refinancing of debt maturing | Cash flow hedging item (HFH) | Refinancing 1.35% of Debt Maturing
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Maximum maturity date	—	2022
Current Assets, Notional amount		$ 250,000,000
Current Assets, Fair value and carrying value		$ 2,000,000
Interest rate on borrowings		1.35%
Current Asset derivatives | Price risk associated with purchase of electrical power | HFT
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Maximum maturity date	2047	—
Current Assets, Notional amount	$ 36,000,000
Current Assets, Fair value and carrying value	26,000,000
Electrical consumption commodity derivative, Price (CAD/MWh).	34.73
Other Long-Term Asset derivatives
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Other Long-Term Assets, Fair value and carrying value	$ 250,000,000	$ 76,000,000
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2048	2048
Rate | $ / $	1.30	1.27
Other Long-Term Assets, Notional amount	$ 4,443,000,000	$ 2,133,000,000
Other Long-Term Assets, Fair value and carrying value	$ 66,000,000	$ 76,000,000
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	2025	—
Rate | $ / €	1.09
Other Long-Term Assets, Notional amount	$ 454,000,000
Other Long-Term Assets, Fair value and carrying value	$ 17,000,000
Other Long-Term Asset derivatives | Price risk associated with purchase of electrical power | HFT
Disclosure of detailed information about financial instruments
Maximum maturity date	2047	—
Other Long-Term Assets, Notional amount	$ 264,000,000
Other Long-Term Assets, Fair value and carrying value	167,000,000
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	$ 18,000,000	$ 24,000,000
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2023	2022
Rate | $ / $	1.36	1.28
Current Liabilities, Notional amount	$ 111,000,000	$ 108,000,000
Current Liabilities, Fair value and carrying value	$ 1,000,000	$ 1,000,000
Current Liabilities derivatives | Currency risk related to purchases | HFT | India, Rupees
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Maximum maturity date	—	2022
Rate | ₨ / $		75
Current Liabilities, Notional amount		$ 2,000,000
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
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Maximum maturity date	2023	2022
Rate | ₱ / $	55	50
Current Liabilities, Notional amount	$ 68,000,000	$ 116,000,000
Current Liabilities, Fair value and carrying value	$ 3,000,000	$ 3,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2023	2022
Rate | $ / $	1.37	1.28
Current Liabilities, Notional amount	$ 957,000,000	$ 1,248,000,000
Current Liabilities, Fair value and carrying value	$ 14,000,000	$ 12,000,000
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
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Maximum maturity date	—	2022
Current Liabilities, Notional amount		$ 120,000,000
Current Liabilities, Fair value and carrying value		$ 3,000,000
Interest rate on borrowings		2.64%
Current Liabilities derivatives | Interest rate risk associated with refinancing of debt maturing | Cash flow hedging item (HFH) | Refinancing 1.59% of Debt Maturing
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Maximum maturity date	—	2022
Current Liabilities, Notional amount		$ 500,000,000
Current Liabilities, Fair value and carrying value		$ 5,000,000
Interest rate on borrowings		1.59%
Other Long-Term Liabilities derivatives
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Other Long-Term Liabilities, Fair value and carrying value	$ 24,000,000	$ 73,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2049	2049
Rate | $ / $	1.33	1.33
Other Long-Term Liabilities, Notional amount	$ 2,329,000,000	$ 3,185,000,000
Other Long-Term Liabilities, Fair value and carrying value	24,000,000	52,000,000
Spread included in fair value of derivative instruments	$ 123,000,000	$ 53,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	—	2025
Rate | $ / €		1.09
Other Long-Term Liabilities, Notional amount		$ 483,000,000
Other Long-Term Liabilities, Fair value and carrying value		21,000,000
Spread included in fair value of derivative instruments	$ 1,000,000	$ 1,000,000
Other Long-Term Liabilities derivatives | Price risk associated with purchase of electrical power | HFT
Disclosure of detailed information about financial instruments
Electrical consumption commodity derivative, Price (CAD/MWh).	$ 34.73